OPERATING LEASES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASES
Option to extend lease	true
Operating lease expense	$ 300	$ 432	$ 1,485	$ 2,293